BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Aggregate purchase price consideration
Fair value of common stock issued to Semprae shareholders, net of shares to be returned from escrow	$900,909
Fair value of royalty	308,273
Net purchase price consideration	$1,209,182

Fair value of assets acquired and liabilities assumed

Cash	$3,749
Accounts receivable	78,445
Inventory	180,441
Prepaid expenses	16,362
Property and equipment	78,973
Customer contracts	611,119
Patents	99,894
Trademarks	160,278
Goodwill	429,225
Accounts Payable	(105,804)
Debt	(343,500)

Net Purchase Price Consideration	$1,209,182